PREPAID EXPENSES AND OTHER CURRENT ASSETS - Deposits (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Security deposits		$ 5,399	$ 0
Land and property deposits		40,100	42,600
Pelen option		200,000	100,000
Vendor deposits		101,955	3,000
Total deposits, current	$ 288,606	347,454	145,600
Vendor deposits, non-current		3,219,607	0
Total		$ 3,567,061	$ 145,600